Assets held for sale (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Jun. 03, 2016	Dec. 02, 2015
Significant Acquisitions and Disposals [Line Items]
Investment owned (as percent)						23.00%
Book value on disposal		$ 15,807.0	$ 16,409.0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Roll Forward]
Opening balance, Non-current assets held for sale	[1]	128.0
Loss on disposal	[2]	0.0	(63.0)	[3]	$ 632.0
Closing balance, Non-current assets held for sale		128.0	128.0	[1]
Drilling units
Significant Acquisitions and Disposals [Line Items]
Book value on disposal		14,276.0	14,930.0
Drilling units | West Rigel
Significant Acquisitions and Disposals [Line Items]
Book value on disposal			210.0				$ 210.0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Roll Forward]
Opening balance, Non-current assets held for sale		128.0
Loss on disposal			(82.0)
Closing balance, Non-current assets held for sale			128.0
Loss on Disposal | Drilling units | West Rigel
Significant Acquisitions and Disposals [Line Items]
Book value on disposal			210.0
Jurong Shipyard
Significant Acquisitions and Disposals [Line Items]
Investment owned (as percent)						77.00%
Assets held for sale | Drilling units | West Rigel
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Roll Forward]
Opening balance, Non-current assets held for sale		128.0	0.0
West Rigel newbuild investment, classified as held for sale		0.0	210.0
Loss on disposal		0.0	(82.0)
Closing balance, Non-current assets held for sale		$ 128.0	128.0		$ 0.0
Assets held for sale | Loss on Disposal | Drilling units | West Rigel
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Roll Forward]
Loss on disposal			$ 82.0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"